CONSOLIDATED STATEMENTS OF EARNINGS - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2016
Net Sales		$ 66,832		$ 65,058		$ 65,299
Cost of Goods Sold		34,432		32,638		33,024
Selling, General and Administrative Expense		19,037		18,654		19,017
Operating Income (Loss)		13,363		13,766		13,258
Interest Expense		506		465		579
Investment Income, Interest		247		171		182
Other Nonoperating Income (Expense)		222		(215)		508
Earnings from Continuing Operations Before Income Taxes		13,326		13,257		13,369
Income Taxes on Continuing Operations		3,465		3,063		3,342
Net Earnings from Continuing Operations		9,861		10,194		10,027
Net Earnings/(Loss) from Discontinued Operations		0		5,217		577
Net Earnings		9,861		15,411		10,604
Net Earnings Attributable to Noncontrolling Interest		111		85		96
Net Earnings Attributable to Procter & Gamble		$ 9,750		$ 15,326		$ 10,508
BASIC NET EARNINGS PER COMMON SHARE
Earnings from Continuing Operations, Per Basic Share	[1]	$ 3.75		$ 3.79		$ 3.59
Earnings/(Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic Share	[1]	0.00		2.01		0.21
Earnings Per Share, Basic	[1],[2]	3.75		5.80		3.80
DILUTED NET EARNINGS PER COMMON SHARE
Earnings from Continuing Operations, Per Diluted Share	[1]	3.67	[3]	3.69	[3]	3.49
Earnings/(Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share	[1]	0.00	[3]	1.90	[3]	0.20
Earnings Per Share, Diluted	[1],[2]	3.67	[3]	5.59	[3]	3.69
Dividends, Per Common Share		$ 2.79		$ 2.70		$ 2.66

[1]	Basic net earnings per common share and Diluted net earnings per common share are calculated on Net earnings attributable to Procter & Gamble.
[2]	Net earnings per share are calculated on Net earnings attributable to Procter & Gamble.
[3]	Diluted net earnings per share is calculated on Net earnings attributable to Procter & Gamble.